Pension and other post-employment benefit plans (Detail 1) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		SFr 471	SFr 435	SFr 569
Expenses for defined contribution plans	[1]	239	236	239
Total pension and other post-employment benefit plan expenses	[2],[3]	710	670	808
of which UK plans
Postemployment Benefit Expense [Line Items]
Expenses for defined contribution plans		71	77	86
of which US plan
Postemployment Benefit Expense [Line Items]
Expenses for defined contribution plans		108	106	100
of which remaining plans
Postemployment Benefit Expense [Line Items]
Expenses for defined contribution plans		59	53	53
of which related to major pension plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans	[4]	452	412	546
of which: Swiss pension plan
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans	[5]	406	381	515
of which: UK pension plan
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		14	(2)	18
of which: US and German pension plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		31	33	12
of which related to post-employment medical insurance plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans	[6]	3	4	4
of which: UK medical insurance plan
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		1	1	1
of which: US medical insurance plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		2	3	2
of which related to remaining plans and other expenses
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans	[7]	17	19	19
UBS AG
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		359	433	568
Expenses for defined contribution plans	[1]	232	236	239
Total pension and other post-employment benefit plan expenses	[2],[3]	591	669	807
UBS AG | of which UK plans
Postemployment Benefit Expense [Line Items]
Expenses for defined contribution plans		64	77	86
UBS AG | of which US plan
Postemployment Benefit Expense [Line Items]
Expenses for defined contribution plans		108	106	100
UBS AG | of which remaining plans
Postemployment Benefit Expense [Line Items]
Expenses for defined contribution plans		59	53	53
UBS AG | of which related to major pension plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans	[4]	347	412	546
UBS AG | of which: Swiss pension plan
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans	[8]	302	381	515
UBS AG | of which: UK pension plan
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		14	(2)	18
UBS AG | of which: US and German pension plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		31	33	12
UBS AG | of which related to post-employment medical insurance plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans	[6]	3	4	4
UBS AG | of which: UK medical insurance plan
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		1	1	1
UBS AG | of which: US medical insurance plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		2	3	2
UBS AG | of which related to remaining plans and other expenses
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans	[7]	SFr 8	SFr 17	SFr 19

[1]	Refer to Note 26c for more information.
[2]	Refer to Note 26 for more information.
[3]	Refer to Note 6.
[4]	Refer to Note 26a for more information.
[5]
The increase in net periodic pension expenses for the Swiss pension plan between 2017 and 2016 related primarily to lower curtailments, partly offset by lower expenses due to changes in demographic and financial assumptions.

[6]	Refer to Note 26b for more information.
[7]	Other expenses include differences between actual and estimated performance award accruals and net accrued pension expenses related to restructuring.
[8]	The decrease in net periodic pension expenses for the Swiss pension plan in 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG.